Equity (Statutory Equity & Income and Dividend Restrictions - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 14, 2014
American Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 3,362,000,000	$ 2,711,000,000
Statutory Accounting Practices, Prescribed Practice, Amount	2,800,000,000	20,000,000
Statutory net income (loss)	(36,000,000)	631,000,000	317,000,000
Paid	0	0
MetLife Reinsurance Company of Vermont [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Prescribed Practice, Amount	6,000,000,000	5,500,000,000
MetLife's Domestic Captive Life Reinsurance Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	5,200,000,000	4,300,000,000
Statutory net income (loss)	(320,000,000)	(612,000,000)	(154,000,000)
Principal U.S. Insurance Subsidiaries, Excluding American Life [Member]
Statutory Accounting Practices [Line Items]
Combined RBC ratio of the principal U.S. insurance subsidiaries, excluding American Life	in excess of 400%	in excess of 400%
Certain Foreign Insurance Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	4,100,000,000
Statutory net income (loss)	593,000,000
MetLife Insurance Company USA
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	6,042,000,000	3,566,000,000
Statutory Accounting Practices, Prescribed Practice, Amount		4,400,000,000
Statutory net income (loss)	1,543,000,000	3,358,000,000	848,000,000
Paid	155,000,000	1,000,000,000
MetLife Reinsurance Company of Delaware [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Prescribed Practice, Amount	75,000,000	0
Metropolitan Life Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	12,008,000,000	12,428,000,000
Statutory net income (loss)	1,487,000,000	369,000,000	1,320,000,000
In-kind dividend	113,000,000
Paid		1,428,000,000
Exeter Reassurance Company [Member]
Statutory Accounting Practices [Line Items]
Paid	155,000,000
MetLife Insurance Company Of Connecticut
Statutory Accounting Practices [Line Items]
Paid		1,000,000,000
Subsidiary cost of redemption and retirement of Common Stock				4,595,317
Subsidiary redemption and retirement of Common Stock				1,400,000,000
MetLife Investors Group [Member]
Statutory Accounting Practices [Line Items]
Paid	1,400,000,000
Metropolitan Tower Life Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	767,000,000	735,000,000
Statutory net income (loss)	51,000,000	52,000,000	61,000,000
In-kind dividend		32,000,000
Paid	73,000,000
Permitted w/o Approval		77,000,000
Other Foreign Operations, Excluding Japan [Member]
Statutory Accounting Practices [Line Items]
Statutory capital and surplus required	2,200,000,000
Statutory capital and surplus	$ 7,000,000,000
Japan
Statutory Accounting Practices [Line Items]
Adjusted capital	in excess of four times the 200% solvency margin ratio	in excess of four times the 200% solvency margin ratio